Offsets	Mar. 06, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Duke Energy Corp
Form or Filing Type	S-3
File Number	333-267583
Initial Filing Date	Nov. 10, 2022
Fee Offset Claimed	$ 10,188.85
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 625,000,837.00
Offset Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby partially offsets the registration fee due in connection with this filing against the $10,188.85 remaining balance from the initial $165,300 registration fee associated with unsold securities, which registration fee was previously paid by the Registrant in connection with the filing of the Prospectus Supplement filed pursuant to Rule 424(b)(5) under the Prior Registration Statement, which was initially filed with the Securities and Exchange Commission on November 10, 2022. Pursuant to Rule 457(p) under the Securities Act, the $828,600 filing fee currently due in connection with this filing is offset in part against the $10,188.85 remaining balance for such unsold securities under the Prior Registration Statement resulting in a fee of $818,411.15 remitted with this filing.
Termination / Withdrawal Statement	The registrant has terminated the offering of unsold securities under the prospectus supplement filed November 10, 2022 (the "Prospectus Supplement") to the prospectus included in its Registration Statement on Form S-3 (Registration No. 333-267583) (the "Prior Registration Statement") filed with the Securities and Exchange Commission on September 23, 2022.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Duke Energy Corp
Form or Filing Type	S-3
File Number	333-267583
Filing Date	Nov. 10, 2022
Fee Paid with Fee Offset Source	$ 10,188.85